Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes

Note 17 – Income taxes

Upon adoption of the ASU 2023-09 on January 1, 2025, below disclosure and presentation have been retrospectively amended.

Singapore

While the Company consolidates its entities under EUDA, a British Virgin Islands entity as described in Note 1, Organization, management has determined that Singapore represents the Company’s primary tax jurisdiction due to the location of its principal operations.

Accordingly, the statutory income tax rate in Singapore of 17.0% has been used as the domestic statutory tax rate for purposes of the rate reconciliation. The difference between the Company’s domestic statutory income tax rate and its income tax (expense) benefit is primarily attributable to the effect of tax rates in other jurisdictions in which the Company operates, as well as certain non-taxable income and non-deductible expenses.

The Company’s subsidiaries incorporated in Singapore are subject to Singapore income tax on taxable income as reported in their statutory financial statements, as adjusted in accordance with applicable Singapore tax laws. Under the partial tax exemption regime, 75% of the first approximately $8,000 (SGD 10,000) of chargeable income and 50% of the next approximately $144,000 (SGD 190,000) of chargeable income are exempt from income tax.

British Virgin Islands

KRHL and SGGL are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Malaysia

The Company’s subsidiary incorporated in Malaysia is governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based upon existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that have been incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

loss before income taxes were comprised of the following:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023

Singapore	$123,586	$(378,777)	$(203,411)
Foreign	(2,849,361)	(17,263,385)	(8,231,370)
Total loss before income taxes	$(2,725,775)	$(17,642,162)	$(8,434,781)

The provision (benefit) for income taxes consisted of the following:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023

Current
Singapore	$37,556	$-	$-
Foreign	-	-	-
Total Current	37,556	-	-
Deferred
Singapore	-	-	-
Foreign	4,379	(4,379)	-
Total Deferred	4,379	(4,379)
Provision (benefit) for income taxes	$41,935	$(4,379)	$-

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
	$	$	$
Singapore statutory income tax rate	$(463,382)	$(3,057,434)	$(1,433,913)
Foreign tax effects
Foreign tax effects - Cayman	435,999	774,371	1,399,333
Foreign tax effects - Malaysia	(9,426)	(1,080,281)	-
Change in valuation allowance	79,124	174,405	34,580
Nontaxable or non-deductible items
Impairment loss from intangible assets	6,372	2,508,445	-
Other non-deductible/non-taxable items	(6,752)	676,115	-
Total tax provision	$41,935	$(4,379)	$-

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
	%	%	%
Singapore statutory income tax rate	17.0%	17.0%	17.0%
Foreign tax effects
Foreign tax effects - Cayman	(16.0)%	(4.3)%	(16.6)%
Foreign tax effects - Malaysia	0.3%	6.0%	-%
Change in valuation allowance	(2.8)%	(1.0)%	(0.4)%
Nontaxable or non-deductible items			-%
Impairment loss from intangible assets	(0.2)%	(14.0)%	-%
Other non-deductible/non-taxable items	0.2%	(3.7)%	0.0%
Effective tax rate	(1.5)%	0.0%	0.0%

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	December 31, 2025	December 31, 2024

Deferred Tax Assets
Valuation allowance for credit losses	$437	$411
Net operating loss carry forwards	820,114	675,460
Lease liabilities	21,002	32,849
Less: valuation allowance*	(821,521)	(676,318)
Total deferred tax assets, net	$20,032	$32,402

Deferred Tax Liabilities
Right of use assets	$(20,032)	$(32,402)
Amortization of intangible assets	(81,079)	(76,700)
Total deferred tax liabilities	(101,111)	(109,102)
Deferred tax liabilities, net	$(81,079)	$(76,700)

*	The valuation allowance on all deferred tax assets increased by $145,203 from December 31, 2024 to December 31, 2025.

As of December 31, 2025 and 2024, the Company had net operating losses carry forward (including temporary taxable difference of bad debt expense) of approximately $3.6 million and $3.7 million, respectively, from the Company’s Singapore and Malaysia subsidiaries. The net operating losses from the Singapore subsidiaries can be carried forward indefinitely, while the net operating losses from the Malaysia subsidiary can be carried forward of ten years. Due to the limited operating history of certain Singapore and Malaysia subsidiaries, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses (including temporary taxable difference of bad debt expense) of approximately $0.8 million and $0.7 million related to Singapore and Malaysia subsidiaries as of December 31, 2025 and 2024, respectively.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Income taxes paid

The following table presents income taxes paid, net of refunds, disaggregated by jurisdiction for the years ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023

Singapore	$32,156	$11,627	$42,900
Foreign	-	-	-
Total tax provision	$32,156	$11,627	$42,900

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the years ended December 31, 2025, 2024, and 2023.

Taxes payable consist of the following:

	December 31, 2025	December 31, 2024

GST taxes payable	$75,299	$260,243
Income taxes payable	10,222	2,801
Totals	$85,521	$263,044